As filed with the Securities and Exchange Commission on August 28, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03802

NEUBERGER BERMAN INCOME FUNDS
(Exact Name of the Registrant as Specified in Charter)

605 Third Avenue, 2nd Floor
New York, New York 10158-0180

(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti
Chief Executive Officer and President
Neuberger Berman Income Funds
605 Third Avenue, 2nd Floor

New York, New York 10158-0180

Arthur Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600

(Names and addresses of agents for service)

Date of fiscal year end: March 31, 2010

Date of reporting period: June 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

		June 30, 2009

Schedule of Investments Neuberger Berman Government Money Fund (UNAUDITED)

PRINCIPAL AMOUNT		VALUE††
($000's omitted)		($000's omitted)
U.S. Government Agency Securities (69.5%)
308,000	Fannie Mae, Disc. Notes, 0.00%, due 7/15/09 – 12/28/09	307,757
15,383	Fannie Mae, Notes, 5.13% & 6.63%, due 7/13/09 - 9/15/09	15,439
15,000	Federal Home Loan Bank, Bonds, 2.56%, due 8/4/09	15,025
370,364	Federal Home Loan Bank, Disc. Notes, 0.00%, due 7/6/09 – 12/22/09	370,215
10,000	Federal Home Loan Bank, Floating Rate Notes, 0.33%, due 7/1/09	9,999	µ
292,600	Freddie Mac, Disc. Notes, 0.00%, due 7/13/09 – 12/24/09	292,468
33,000	Freddie Mac, Floating Rate Notes, 0.47% & 1.22%, due 7/30/09 & 9/25/09	33,058	µ
	Total U.S. Government Agency Securities	1,043,961
Repurchase Agreements (30.5%)
133,473	Bank of America Repurchase Agreement, 0.07%, due 7/1/09, dated 6/30/09, Maturity Value $133,473,260, Collateralized by $103,625,464, Freddie Mac, 5.99% & 6.21%, due 1/1/37 & 7/1/37 and $73,725,834 Fannie Mae, 4.00% & 5.62%, due 12/1/37 & 6/1/39 (Collateral Value $136,142,461)	133,473
324,516	RBC Capital Repurchase Agreement, 0.10%, due 7/1/09, dated 6/30/09, Maturity Value $324,516,901 Collateralized by $415,094,831, Fannie Mae, 4.00% - 8.00%, due 1/1/19 - 6/1/39, $56,585,663, Freddie Mac, 4.50% - 6.50%, due 6/1/18 - 6/1/39, and $6,573,000 Government National Mortgage Association, 5.50%, due 7/20/38 & 1/15/39 (Collateral Value $331,006,320)	324,516
	Total Repurchase Agreements	457,989
	Total Investments (100.0%)	1,501,950
	Cash, receivables and other assets, less liabilities (0.0%)	587
	Total Net Assets (100.0%)	$1,502,537

See Notes to Schedule of Investments

June 30, 2009

Schedule of Investments Neuberger Berman Tax-Free Money Fund (UNAUDITED)

PRINCIPAL AMOUNT	SECURITY @@	VALUE ††
($000's omitted)		($000's omitted)
Alabama (1.5%)
10,890	Birmingham Waterworks & Swr. Board Wtr. & Swr. Rev., Ser. 2009-10412, (FSA Insured), 0.45%, due 7/2/09	10,890	ñµh

Arkansas (0.4%)
2,650	Arkansas St. Dev. Fin. Au. Hosp. Rev. (Washington Reg. Med. Ctr.), Ser. 2000, 7.38%, due 2/1/29 Pre-Refunded 2/1/10	2,808	ß

California (8.7%)
25,000	Bay Area Toll Au. Toll Bridge Rev., Ser. 2003-C, (LOC: JP Morgan Chase), 0.25%, due 7/2/09	25,000	µ
4,900	California Ed. Facs. Au. Rev. (Floater Cert.), Ser. 2001-487, (LOC: Morgan Stanley), 0.25%, due 7/2/09	4,900	µ
11,670	California St. G.O. (Muni. Sec. Trust Receipts), Ser. 2001-135, (AMBAC Insured), 0.23%, due 7/1/09	11,670	ñµt
12,000	California Statewide CDA Rev. (Kaiser Permanente), Ser. 2009-C2, 0.22%, due 7/1/09	12,000	µß
4,900	Los Angeles Comm. College Dist. G.O., Ser. 2009, (LOC: Citibank, N.A.), 0.30%, due 7/2/09	4,900	ñµ
1,200	Los Angeles Dept. of Wtr. & Pwr. Rev. (Floaters), Ser. 2005-1243, (FSA Insured), 0.25%, due 7/2/09	1,200	µs
1,290	Southern Kern Unified Sch. Dist. G.O. BANS, Ser. 2008, 4.00%, due 12/1/09	1,301
900	Union City Multi-Family Rev. (Floater), Ser. 2007-122G, (LOC: Goldman Sachs), 0.27%, due 7/2/09	900	µ
		61,871
Colorado (2.3%)
2,000	Central Platte Valley Metro. Dist. G.O., Ser. 2001-A, (LOC: BNP Paribas), 5.00%, due 12/1/09	2,046	µ
10,975	Colorado Ed. & Cultural Facs. Au. Rev. (Floaters), Ser. 2007-1557, (FGIC Insured), 0.26%, due 7/2/09	10,975	µbb
3,100	Pitkin Co. IDR (Aspen Skiing Co. Proj.), Ser. 1994-A, (LOC: JP Morgan Chase), 0.23%, due 7/1/09	3,100	µß
		16,121
Florida (5.7%)
5,225	Alachua Co. Hlth. Fac. Au. Continuing Care Rev. (Oak Hammock Univ. of Florida Proj.), Ser. 2002-A, (LOC: Bank of Scotland), 0.40%, due 7/1/09	5,225	µß
7,000	BB&T Muni. Trust Var. Sts. (Floaters), Ser. 2008-1012, (LOC: Branch Banking & Trust Co.), 0.30%, due 7/2/09	7,000	µ
5,000	BB&T Muni. Trust Var. Sts. (Floaters), Ser. 2009-1034, (LOC: Branch Banking & Trust Co.), 0.30%, due 7/2/09	5,000	ñµ
8,580	FSU Fin. Assist., Inc. Ed. & Athletic Facs. Imp. Rev (Muni Sec. Trust Receipts), Ser. 2008-35A, (LOC: Societe Generale), 0.35%, due 7/2/09	8,580	µ
8,000	Hillsborough Comm. College Foundation, Inc., Std. Hsg. Rev., Ser. 2006, (LOC: Bank of America), 0.32%, due 7/2/09	8,000	µß
4,000	Palm Beach Co. Pub. Imp. Rev. (Spears), Ser. 2005-184, (AMBAC Insured), 0.30%, due 7/2/09	4,000	µk
3,000	Tallahassee Energy Sys. Rev., Ser. 2007-12105, (National Public Finance Guarantee Corp. Insured), 0.38%, due 7/2/09	3,000	µh
		40,805
Georgia (2.6%)
6,500	Catoosa Co. Dev. Au. Rev. (Galaxy Carpet), Ser. 1991, (LOC: Wachovia Bank & Trust Co.), 0.55%, due 7/2/09	6,500	µß
10,745	Macon Wtr. Au. Wtr. & Swr. Ref. Rev., Ser. 2009, 0.45%, due 7/2/09	10,745	µ

1,100	Macon Wtr. Au. Wtr. & Swr. Rev., Ser. 2001-A, (LOC: Wachovia Bank & Trust Co.), 0.43%, due 7/2/09	1,100	µ
		18,345
Idaho (0.6%)
4,045	Idaho Hsg. & Fin. Assoc. Nonprofit Facs. Rev. (Comm. Sch. Proj.), Ser. 2005, (LOC: Bank of New York), 0.33%, due 7/2/09	4,045	µß

Illinois (12.2%)
1,860	Austin Trust Var. Sts. G.O. (Var. Cert.), Ser. 2008-3025X, (FSA Insured), 0.50%, due 7/2/09	1,860	µc
12,546	BB&T Muni. Trust Var. Sts. (Floaters), Ser. 2008-5001, (LOC: Rabobank N.A.), 0.44%, due 7/2/09	12,546	ñµ
14,000	Central Lake Co. Joint Action Wtr. Agcy. Wtr. Rev., Ser. 2003-B18, (AMBAC Insured), 0.26%, due 7/1/09	14,000	ñµe
4,000	Chicago Board Ed. G.O. Muni. Sec. Trust Receipts, Ser. 2008-50A, (FGIC Insured), 0.31%, due 7/2/09	4,000	µt
7,305	Chicago G.O. Muni. Sec. Trust Receipts, Ser. 2008-53A, (FGIC Insured), 0.30%, due 7/2/09	7,305	ñµt
3,275	Chicago G.O. Muni. Sec. Trust Receipts, Ser. 2008-56A, (FGIC Insured), 0.30%, due 7/2/09	3,275	µt
1,000	Cook Co. G.O. (Floater Cert.), Ser. 2001-458, (FGIC Insured), 0.32%, due 7/2/09	1,000	µs
15,900	Deutsche Bank Spears/Lifers Trust Var. Sts. G.O., Ser. 2007-308, (FGIC Insured), 0.32%, due 7/2/09	15,900	µk
400	Illinois Fin. Au. Rev. (Rest Haven Christian Svc.), Ser. 2004-B, (LOC: Sovereign Bank), 0.35%, due 7/2/09	400	µßdd
4,200	Illinois Fin. Au. Rev. (Univ. Chicago Med.), Ser. 2009-B1, (LOC: Bank of Montreal), 0.18%, due 7/1/09	4,200	µß
2,380	Peoria Heights Ltd. Obligation Rev. (Christian Sch. Proj.), Ser. 2001, (LOC: National City Bank), 0.45%, due 7/2/09	2,380	µß
4,835	Reg. Trans. Au. Muni. Sec. Trust Receipts, Ser. 2008-55A, (FGIC Insured), 0.30%, due 7/2/09	4,835	µt
15,360	Springfield Elec. Rev. (Putters), Ser. 2006-1314, (MBIA Insured), 0.40%, due 7/2/09	15,360	µo
		87,061
Indiana (2.2%)
1,410	Allen Co. Econ. Dev. Rev. (Jorgensen YMCA Proj.), Ser. 2002, (LOC: National City Bank), 0.35%, due 7/2/09	1,410	µß
5,000	Dexia Credit Local Cert. Trust Var. Sts. (Purdue Univ.), Ser. 2008-060, (LOC: Dexia Credit Locale de France), 1.25%, due 7/2/09	5,000	µ
500	Eclipse Funding Trust (Solar Eclipse-Wayne Township Marion), Ser. 2006-0015, (LOC: U.S. Bank), 0.25%, due 7/2/09	500	ñµ
2,745	Indiana Fin. Au. Hosp. Ref. Rev. (Floyd Mem. Hosp. & Hlth. Svcs.), Ser. 2008, (LOC: Branch Banking & Trust Co.), 0.30%, due 7/1/09	2,745	µß
2,650	Indiana St. Fin. Au. Econ. Dev. Rev. (Goodwill Ind. Michiana), Ser. 2005-A, (LOC: National City Bank), 0.35%, due 7/2/09	2,650	µ
3,350	St. Joseph Co. Econ. Dev. Rev. (Brothers of Holy Cross Proj.), Ser. 1997, (LOC: Allied Irish Bank), 0.45%, due 7/1/09	3,350	µß
		15,655
Iowa (3.9%)
6,200	Hills Hlth. Fac. Rev. (Mercy Hosp. Proj.), Ser. 2008, (LOC: Allied Irish Bank), 0.55%, due 7/1/09	6,200	µß
6,700	Iowa Higher Ed. Loan Au. Rev. (Private College Des Moines), Ser. 2003, (LOC: Allied Irish Bank), 0.55%, due 7/1/09	6,700	µß
5,300	Iowa Higher Ed. Loan Au. Rev. (Private College St. Ambrose ), Ser. 2003, (LOC: Northern Trust Co.), 0.30%, due 7/1/09	5,300	µß
2,000	Iowa Higher Ed. Loan Au. Rev. RANS (Private Ed.), Ser. 2009-E, (LOC: Wells Fargo Bank & Trust Co.), 2.15%, due 5/20/10	2,017	ß

7,650	Wappello Co. Rev. (Ottumwa Reg. Hlth. Ctr.), Ser. 2004, (Radian Insured), 0.40%, due 7/2/09	7,650	µßo
		27,867
Kansas (1.4%)
10,000	Kansas St. Dept. Trans. Hwy. Rev. Ref., Ser. 2002-D, (LOC: Dexia Credit Locale de France), 0.75%, due 7/1/09	10,000	µ

Kentucky (0.6%)
3,940	Louisville/Jefferson Co. Metro. Gov't Ed. Facs. Rev. (Louisville Presbyterian), Ser. 2007, (LOC: National City Bank), 0.35%, due 7/2/09	3,940	µß

Louisiana (0.1%)
900	Calcasieu Parish Pub. Trust Au. Gulf Opportunity Zone Rev. (Delta Equine Ctr. LLC Proj.), Ser. 2007, (LOC: Branch Banking & Trust Co.), 0.29%, due 7/2/09	900	µß

Massachusetts (7.0%)
31,000	Macon Trust. Var. Sts., Ser. 2007-344, (LOC: Bank of America), 0.85%, due 7/2/09	31,000	µ
9,700	Massachusetts Bay Trans. Au. Rev. (Floaters), Ser. 2008-DC8025, (LOC: Dexia Credit Locale de France), 1.95%, due 7/2/09	9,700	µ
995	Massachusetts St. Dev. Fin. Agcy. Rev. (Bancroft Sch. Issue), Ser. 2001, (LOC: TD Bank N.A.), 0.83%, due 7/2/09	995	µß
1,325	Massachusetts St. Dev. Fin. Agcy. Rev. (Briarwood Retirement), Ser. 2004-A, (LOC: Sovereign Bank), 0.40%, due 7/2/09	1,325	µßm
5,525	Massachusetts St. G.O. Muni. Sec. Trust Receipts, Ser. 2008-51A, (AMBAC Insured), 0.30%, due 7/2/09	5,525	µt
1,400	Massachusetts Wtr. Res. Au. (Floater), Ser. 2008-DCL004, (FSA Insured), 1.75%, due 7/2/09	1,400	µl
		49,945
Michigan (3.7%)
10,590	Detroit Wtr. Supply Sys., Ser. 2007, (FSA Insured), 0.95%, due 7/2/09	10,590	µh
11,150	L'anse Creuse Pub. Sch. G.O., Ser. 2009, (FSA Insured), 0.40%, due 7/2/09	11,150	ñµh
4,900	Univ. of Michigan Univ. Rev. Ref., Ser. 1998-A2, 0.28%, due 7/1/09	4,900	µ
		26,640
Minnesota (1.2%)
1,000	Brooklyn Ctr. Rev. (Brookdale Corp. II Proj.), Ser. 2001, (LOC: U.S. Bank), 0.25%, due 7/1/09	1,000	µß
4,983	Minneapolis Rev. (Minnehaha Academy Proj.), Ser. 2001, (LOC: U.S. Bank), 0.25%, due 7/1/09	4,983	µß
2,700	St. Paul Port Au. Rev. (Amherst H. Wilder Foundation), Ser. 2006-3, (LOC: Bank of New York Mellon), 0.30%, due 7/1/09	2,700	µß
		8,683
Missouri (2.4%)
11,900	Missouri St. Hlth. & Ed. Facs. Au. Ed. Facs. Rev. (St. Louis Univ.), Ser. 1999-B, (LOC: Bank of America), 0.35%, due 7/1/09	11,900	µß
2,650	Missouri St. Hlth. & Ed. Facs. Au. Rev. (Kansas City Art Institute), Ser. 2005, (LOC: Commerce Bank N.A.), 0.30%, due 7/1/09	2,650	µß
2,700	Missouri St. Hlth. & Ed. Facs. Au. Rev. (Southwest Baptist Univ. Proj.), Ser. 2003, (LOC: Bank of America), 0.30%, due 7/1/09	2,700	µß
		17,250
Nebraska (2.1%)
6,180	Deutsche Bank Spears/Lifers Trust Var. Sts. (Omaha Spec. Oblig.), Ser. 2008-543, (LOC: Deutsche Bank), 0.25%, due 7/2/09	6,180	µ
8,470	Nebraska Ed. Fin. Au. Rev. (Creighton Univ. Proj.), Ser. 2005-B, (LOC: JP Morgan Chase), 0.20%, due 7/1/09	8,470	µß
		14,650

New Hampshire (2.0%)
3,000	Merrimack Co. G.O. TANS, Ser. 2009, 3.25%, due 12/30/09	3,004
8,000	New Hampshire Hlth. & Ed. Facs. Au. Rev. (New London Hosp.), Ser. 2007, 0.38%, due 7/2/09	8,000	µß
3,390	New Hampshire Hlth. & Ed. Facs. Au. Rev. (Weeks Med. Ctr.), Ser. 2005-A, (LOC: Allied Irish Bank), 0.95%, due 7/2/09	3,390	µß
		14,394
New Jersey (0.8%)
5,510	New Jersey St. Trans. Trust Funding Au. (Floaters), Ser. 2008-012, (FSA Insured), 1.75%, due 7/2/09	5,510	µl

New Mexico (1.3%)
9,345	Univ. New Mexico Univ. Rev. Sub. Lien Sys. Imp., Ser. 2001, (LOC: JP Morgan Chase), 1.03%, due 7/1/09	9,345	µ

New York (8.4%)
4,720	BB&T Muni. Trust Var. Sts. (Floater), Ser. 2009-1037, (LOC: Branch Banking & Trust Co.), 0.38%, due 7/2/09	4,720	ñµ
7,000	Long Island Pwr. Au. Elec. Sys. Rev., Ser. 1998-2B, (LOC: Bayerische Landesbank), 0.35%, due 7/1/09	7,000	µ
14,650	Long Island Pwr. Au. Elec. Sys. Rev., Ser. 1998-2A, (LOC: Westdeutsche Lendesbank Girozentrale), 0.50%, due 7/1/09	14,650	µ
13,990	New York St. Dorm. Au. Rev. (Oxford Univ. Press, Inc.), Ser. 1993, (LOC: Landesbank Hessen-Thueringen Girozentrale), 0.25%, due 7/1/09	13,990	µß
4,500	New York St. Dorm. Au. Rev. Non St. Supported Debt (New York Law Sch.), Ser. 2009, (LOC: TD Bank N.A.), 0.16%, due 7/2/09	4,500	µ
3,305	New York St. Dorm. Au. Rev. Secondary Issues, Ser. 2008, (FHA Insured), 0.43%, due 7/2/09	3,305	ñµh
10,000	Triborough Bridge & Tunnel Au. Gen. Rev., Ser. 2003-B, (LOC: Dexia Credit Locale de France), 0.47%, due 7/1/09	10,000	µ
1,400	Westchester Co. IDA Continuing Care Retirement (Kendal Hudson Proj.), Ser. 2007, (LOC: Sovereign Bank), 0.22%, due 7/2/09	1,400	µßcc
		59,565
North Carolina (0.0%)
10	BB&T Muni. Trust Var. Sts. (Floaters), Ser. 2008-1009, (LOC: Branch Banking & Trust Co.), 0.30%, due 7/2/09	10	µ

Ohio (6.4%)
1,790	Lucas Co. Ind. Dev. Rev. (Lott Ind. Inc. Proj.), Ser. 2001, (LOC: National City Bank), 0.35%, due 7/2/09	1,790	µß
1,745	Marysville G.O. BANS (Wtr. & Swr. Acquisition), Ser. 2009, (Anticipation Notes), 2.75%, due 1/22/10	1,751
3,705	Marysville Tax Increment Fin. Rev. (Coleman's Crossing Rd.), Ser. 2008, (LOC: Fifth Third Bank), 2.75%, due 9/10/09	3,708
2,130	Montgomery Co. Econ. Dev. Rev. (Benjamin & Marian Proj.), Ser. 2001-B, (LOC: National City Bank), 0.35%, due 7/2/09	2,130	µß
20,725	Ohio St. G.O. (Infrastructure Imp.), Ser. 2003-B, 0.22%, due 7/1/09	20,725	µ
4,450	Ohio St. Higher Ed. Fac. Commission Rev. (Kenyon College Proj.), Ser. 1992, (LOC: Harris Trust & Savings Bank), 0.23%, due 7/1/09	4,450	µß
3,880	Summit Co. Port. Au. Ind. Dev. Rev. (Jewish Comm. Board Akron Proj.), Ser. 2005, (LOC: National City Bank), 0.35%, due 7/2/09	3,880	µ
7,455	Univ. of Toledo Gen. Receipts Bonds, Ser. 2001-SGA125, (FGIC Insured), 0.36%, due 7/1/09	7,455	µt
		45,889
Pennsylvania (2.3%)
10,000	Allegheny Co. Hosp. Dev. Au. Rev. (Presbyterian), Ser. 1990-C, (LOC: Bank of New York), 0.25%, due 7/2/09	10,000	µß
3,075	Allegheny Co. Ind. Dev. Au. Rev. (Jewish Comm. Ctr. Proj.), Ser. 1997-B, (LOC: National City Bank), 0.35%, due 7/2/09	3,075	µß

3,000	Pennsylvania St. Turnpike Commission BANS, Ser. 2007-A, (AMBAC Insured), 4.00%, due 10/15/09	3,001
		16,076
Puerto Rico (2.7%)
10,890	Puerto Rico Commonwealth Hwy. & Trans. Au. Hwy. Rev. (Floaters), Ser. 2008-008, (FSA Insured), 1.75%, due 7/2/09	10,890	µl
1,300	Puerto Rico Commonwealth Hwy. & Trans. Au. Trans. Rev. (Putters), Ser. 2002-246, (FSA Insured), 1.85%, due 7/2/09	1,300	ñµo
6,710	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. 2009, (LOC: Citibank, N.A.), 0.45%, due 7/2/09	6,710	ñµ
		18,900
South Carolina (2.2%)
5,250	Jasper Co. Rev. BANS (Office Bldg. Proj.), Ser. 2008, 2.35%, due 7/1/09	5,250
10,380	Macon Trust Var. Sts., Ser. 2007-303, (LOC: Bank of America), 0.85%, due 7/2/09	10,380	µ
		15,630
Tennessee (1.1%)
2,585	Blount Co. Pub. Bldg. Au. (Local Gov't Pub. Imp. Bonds), Ser. 2008-E5B, (LOC: Branch Banking & Trust Co.), 0.29%, due 7/1/09	2,585	µ
5,000	Oak Ridge Ind. Dev. Board Rev. (Orau Proj.), Ser. 2007, (LOC: Allied Irish Bank), 0.67%, due 7/2/09	5,000	µß
		7,585
Texas (3.5%)
9,935	McKinney Independent Sch. Dist. G.O. (Floaters), Ser. 2006-26TP, (PSF Insured), 0.25%, due 7/2/09	9,935	µx
5,175	Tarrant Co. Cultural Ed. Facs. Fin. Corp. Rev. (Floaters), Ser. 2007-1761, (LOC: Morgan Stanley), 0.32%, due 7/2/09	5,175	µ
9,875	Tarrant Co. Cultural Ed. Facs. Fin. Corp. Rev. (Floaters), Ser. 2007-1762, (LOC: Morgan Stanley), 0.32%, due 7/2/09	9,875	µ
		24,985

Utah (1.1%)
7,700	Lehi Elec. Util. Rev. Ref., Ser. 2009, (LOC: U.S. Bank), 0.43%, due 7/2/09	7,700	µ

Washington (5.9%)
13,615	Everett Pub. Fac. Dist. Proj. Rev., Ser. 2007, (LOC: Dexia Credit Locale de France), 1.50%, due 7/1/09	13,615	µ
12,505	Washington St. G.O. (Floaters), Ser. 2009-3040, (National Public Finance Guarantee Corp. Insured), 0.30%, due 7/2/09	12,505	ñµs
5,505	Washington St. G.O. (Floaters), Ser. 2009-3045, (National Public Finance Guarantee Corp. Insured), 0.30%, due 7/2/09	5,505	ñµs
10,400	Wells Fargo Stage Trust Var. Sts. G.O. (Floater), Ser. 2009-21C, (LOC: Wells Fargo Bank & Trust Co.), 0.35%, due 7/2/09	10,400	ñµ
		42,025

Wisconsin (3.4%)
2,900	Watertown Unified Sch. Dist. G.O. BANS, Ser. 2008, 2.75%, due 12/1/09	2,904
3,500	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Floater), Ser. 2007-2187, (LOC: Morgan Stanley), 0.45%, due 7/2/09	3,500	µ
17,600	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Meriter Hospital, Inc.), Ser. 2008-A, (LOC: U.S. Bank), 0.25%, due 7/1/09	17,600	µß
		24,004
Wyoming (0.4%)
3,155	Campbell Co. Ind. Dev. Rev. (Powder Basin Properties Proj.), Ser. 1996, (LOC: Wells Fargo Bank & Trust Co.), 0.53%, due 7/1/09	3,155	µß

Total Investments (100.1%)	712,249

Liabilities, less cash, receivables and other assets [(0.1%)]	(969)

Total Net Assets (100.0%)	$711,280

See Notes to Schedule of Investments

June 30, 2009 (Unaudited)

Notes to Schedule of Investments Neuberger Berman Income Funds

††	Investment securities are valued at amortized cost, which approximates U.S. federal income tax cost.

In accordance with Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of the Funds’ investments.

In addition, effective June 30, 2009, the Fund adopted FASB Staff position (“FSP”) No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP No. 157-4”). FSP No. 157-4 emphasizes that the objective of fair value measurement described in FAS 157 remains unchanged and provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased, as well as identifying circumstances that indicate that transactions are not orderly. FSP No. 157-4 identifies factors to be considered when determining whether or not a market is inactive and indicates that if a market is determined to be inactive and/or current market prices are reflective of “distressed sales” significant management judgment may be necessary to estimate fair value in accordance with FAS 157.

In addition to defining fair value, FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

	•	Level 1 – quoted prices in active markets for identical investments
	•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
	•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2009:

Neuberger Berman (000’s omitted)	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
Government Money Fund
U.S. Government Agency Securities	$-	$1,043,961	$-
Repurchase Agreements	-	457,989	-
Total	-	1,501,950	-

Tax-Free Money Fund
Municipal Securities^	-	712,249	-

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

^ The Schedule of Investments provides information on the industry categorization for the portfolio.

@@

Municipal securities held by Tax-Free Money Fund are within the two highest rating categories assigned by a nationally recognized statistical rating organization (“NRSRO”) such as Moody’s Investors Service, Inc. or Standard & Poor’s Rating Services or, where not rated, are determined by the Tax-Free Money Fund’s investment manager to be of comparable quality. Approximately 92.9% of the municipal securities held by Tax-Free Money Fund have credit enhancement features backing them, which the fund may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the fund. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the fund the right to sell back the issue on the date specified.

ñ

Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At June 30, 2009, these securities amounted to approximately $122,406,000 or 17.2% of net assets for Tax-Free Money Fund.

ß	Security is guaranteed by the corporate or non-profit obligor.

µ	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of June 30, 2009.

c	Security is subject to a guarantee provided by Bank of America, backing 100% of the total principal.

e	Security is subject to a guarantee provided by Wachovia Bank Trust & Co., backing 100% of the total principal.

h	Security is subject to a guarantee provided by Citibank, N.A., backing 100% of the total principal.

k	Security is subject to a guarantee provided by Deutsche Bank, backing 100% of the total principal.

l	Security is subject to a guarantee provided by Dexia Credit Locale de France, backing 100% of the total principal.

m	Security is subject to a guarantee provided by Comerica Bank, backing 100% of the total principal.

o	Security is subject to a guarantee provided by JP Morgan Chase, backing 100% of the total principal.

s	Security is subject to a guarantee provided by Morgan Stanley, backing 100% of the total principal.

t	Security is subject to a guarantee provided by Societe Generale, backing 100% of the total principal.

x	Security is subject to a guarantee provided by Wells Fargo Bank & Trust Co., backing 100% of the total principal.

bb	Security is subject to a guarantee provided by Rabobank N.A., backing 100% of the total principal.

cc	Security is subject to a guarantee provided by Natixis NY, backing 100% of the total principal.

dd	Security is subject to a guarantee provided by KBC Bank, backing 100% of the total principal.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Income Funds

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date:	August 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date:	August 26, 2009

By:	/s/ John M. McGovern John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date:	August 26, 2009